Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Debt instruments at fair value through OCI - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	$ 1,060,523	$ 1,357,846
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Promissory notes issued by the Chilean Government and Central Bank
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income		16,466
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | At fair value [member] | Bonds Issued By Chilean Government And Central Bank
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	109	76,358
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | At fair value [member] | Other Instruments
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	163,491	16,238
Other Instruments Issued In Chile [Member] | At fair value [member] | Other Instruments
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	32,342	68,476
Other Instruments Issued In Chile [Member] | At fair value [member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	128,763	122,291
Other Instruments Issued In Chile [Member] | At fair value [member] | Bonds from domestic banks
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	15,887	15,927
Other Instruments Issued In Chile [Member] | At fair value [member] | Deposits From Domestic Banks [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	685,392	1,020,842
Other Instruments Issued In Chile [Member] | At fair value [member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income	34,539	1,395
Instruments Issued By Foreign Institutions [Member] | At fair value [member] | Other Instruments
Instruments issued by the Chilean Government and the Central Bank of Chile:
Financial assets at fair value through other comprehensive income		$ 19,853